Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
LVIP Invesco Diversified Equity-Income RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Invesco Diversified Equity-Income RPM Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Invesco Diversified Equity-Income RPM Fund (the “Fund”) is to seek capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced operations as of the most recent fiscal year end. Thus, no portfolio turnover rate has been provided.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and AFFE are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and AFFE are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “underlying funds”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

The underlying funds primarily are Invesco Funds. The underlying funds invest in a broad and diverse group of equity and income securities, as well as derivatives and other investments that have economic characteristics similar to such securities. Under normal circumstances, the Fund, through underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities.

Equity-Income Strategy. The Fund, through underlying funds, invests in equity and income securities, as well as in derivatives and other investments that have economic characteristics similar to such securities. An underlying fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which an underlying fund invests are large-capitalization issuers.

The Fund, through underlying funds, invests a large percentage of its assets in income-producing equity investments, although it may also invest in non-income producing equities. Certain underlying funds also may invest in investment grade debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the underlying fund’s objectives. Certain underlying funds also may invest in real estate investment trusts (“REITs”), and securities of foreign issuers or depositary receipts. Certain underlying funds can use options to seek to enhance investment returns or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, an underlying fund focuses on a security’s potential for income with safety of principal and long-term growth of capital. An underlying fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. An underlying fund may dispose of a security when the security reaches the underlying fund’s estimate of fair value or when the underlying fund identifies a more attractive investment opportunity.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

RPM Strategy. The Fund’s adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the Fund is permitted to invest up to 20% of its assets in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments, and a long position is generally used to increase the economic exposure to particular financial instruments.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund's investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree. The amount of exchange traded futures will fluctuate frequently based upon market conditions.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser's use of exchange-traded futures in the RPM strategy may increase the Fund's economic exposure to equity securities up to a maximum of 80% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

		The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by the underlying funds' investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on the underlying funds' ability to meet their investment objectives. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Depository Receipts Risk. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Real Estate and REIT Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence operations on or about May 1, 2014. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about May 1, 2014. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Invesco Diversified Equity-Income RPM Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[4]
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	434
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	434
LVIP Invesco Diversified Equity-Income RPM Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%	[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[4]
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	542
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 542

[1]	Other expenses and AFFE are based on estimates for the current fiscal year.
[2]	(including AFFE)
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.58% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.07% of the Fund's average daily net assets for the Standard Class (and 0.42% for the Service Class). Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver/Expense Reimbursement)